INVENTORIES - Ore in Stockpiles and on Leach Pads (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Ore in stockpiles	$ 2,761	$ 2,856
Ore on leach pads	663	591
Gold [Member] | Carlin [Member]
Disclosure of operating segments [line items]
Ore in stockpiles	986	1,029
Ore on leach pads	209	179
Gold [Member] | Pueblo Viejo [Member]
Disclosure of operating segments [line items]
Ore in stockpiles	674	646
Gold [Member] | Turquoise Ridge
Disclosure of operating segments [line items]
Ore in stockpiles	405	365
Ore on leach pads	41	39
Gold [Member] | Loulo-Gounkoto [Member]
Disclosure of operating segments [line items]
Ore in stockpiles	161	171
Gold [Member] | North Mara [Member]
Disclosure of operating segments [line items]
Ore in stockpiles	93	133
Gold [Member] | Cortez [Member]
Disclosure of operating segments [line items]
Ore in stockpiles	81	127
Ore on leach pads	113	58
Gold [Member] | Lagunas Norte [Member]
Disclosure of operating segments [line items]
Ore in stockpiles	0	73
Ore on leach pads	0	121
Gold [Member] | Veladero
Disclosure of operating segments [line items]
Ore in stockpiles	51	58
Ore on leach pads	196	133
Gold [Member] | Phoenix [Member]
Disclosure of operating segments [line items]
Ore in stockpiles	73	47
Ore on leach pads	23	26
Gold [Member] | Tongon [Member]
Disclosure of operating segments [line items]
Ore in stockpiles	33	33
Gold [Member] | Porgera [Member]
Disclosure of operating segments [line items]
Ore in stockpiles	30	30
Gold [Member] | Buzwagi
Disclosure of operating segments [line items]
Ore in stockpiles	0	15
Gold [Member] | Hemlo
Disclosure of operating segments [line items]
Ore in stockpiles	0	14
Gold [Member] | Other
Disclosure of operating segments [line items]
Ore in stockpiles	0	1
Gold [Member] | Long Canyon [Member]
Disclosure of operating segments [line items]
Ore on leach pads	77	33
Gold [Member] | Pierina
Disclosure of operating segments [line items]
Ore on leach pads	4	2
Copper [Member] | Lumwana [Member]
Disclosure of operating segments [line items]
Ore in stockpiles	$ 174	$ 114